Long-term bank loans (Details) - USD ($)		6 Months Ended
		Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017
Debt Instrument [Line Items]
Total		$ 775,887,585	$ 512,349,557
Less: current portion of long-term bank loans		(478,363,177)	(501,330,611)
Total long-term bank loans		297,524,408	11,018,946
Restricted cash		$ 384,275,569	566,675,697	$ 321,614,668
Equity Method Investment, Ownership Percentage				25.00%
Shannxi Zhongmao [Member]
Debt Instrument [Line Items]
Equity Method Investment, Ownership Percentage		65.98%
Notes Payable to Banks [Member]
Debt Instrument [Line Items]
Real estate properties under development securing long term loans		$ 2,015,848	399,622
Land use right securing long-term bank loan		$ 180,425,737	$ 114,610,709
Loans payable, weighted average interest rate		6.48%	5.43%
Notes Payable to Banks [Member] | Collateral Pledged One [Member]
Debt Instrument [Line Items]
Debt Instrument, Collateral Amount		$ 82,746,426	$ 0
Notes Payable to Banks [Member] | Collateral Pledged Two [Member]
Debt Instrument [Line Items]
Debt Instrument, Collateral Amount		34,118,561	0
Notes Payable to Banks [Member] | Collateral Pledged Three [Member]
Debt Instrument [Line Items]
Debt Instrument, Collateral Amount		99,415,952	0
Bank of Bohai [Member]
Debt Instrument [Line Items]
Restricted cash		$ 1,349,636	1,366,655
Minimum [Member] | Notes Payable to Banks [Member]
Debt Instrument [Line Items]
Debt Instrument Prime Rate Range		100.00%
Maximum [Member] | Notes Payable to Banks [Member]
Debt Instrument [Line Items]
Debt Instrument Prime Rate Range		206.00%
Loan from Industrial and Commercial bank of China ("ICBC") [Member]
Debt Instrument [Line Items]
Total		$ 316,677,749	289,960,516
Restricted cash		75,567,512	0
Loan from Industrial and Commercial bank of China ("ICBC") [Member] | Loan from ICBC, Due December 26, 2021, at 6.175% per annum [Member]
Debt Instrument [Line Items]
Total	[1]	$ 133,500,589	147,938,539
Maturity date		Dec. 26, 2021
Stated rate		6.175%
Loan from Industrial and Commercial bank of China ("ICBC") [Member] | Loan from ICBC, Due December 22, 2021, at 6.175% per annum [Member]
Debt Instrument [Line Items]
Total	[1]	$ 66,753,317	73,970,800
Maturity date		Dec. 22, 2021
Stated rate		6.175%
Loan from Industrial and Commercial bank of China ("ICBC") [Member] | Loan from ICBC, Due December 30, 2021, at 6.60% per annum [Member]
Debt Instrument [Line Items]
Total	[1]	$ 61,410,694	68,051,177
Maturity date		Dec. 30, 2021
Stated rate		6.60%
Loan from Industrial and Commercial bank of China ("ICBC") [Member] | Loan from ICBC, Due December 22, 2021, at 9.80% per annum [Member]
Debt Instrument [Line Items]
Total	[2]	$ 55,013,149	0
Maturity date		Dec. 22, 2021
Stated rate		9.80%
Loan from China Guangfa Bank [Member]
Debt Instrument [Line Items]
Total		$ 13,058,066	23,231,612
Loan from China Guangfa Bank [Member] | Zhengzhou Kangshengboda Real Estate Co., Ltd. ("Zhengzhou Kangshengboda") [Member]
Debt Instrument [Line Items]
Less: current portion of long-term bank loans		(4,352,689)
Loan from China Guangfa Bank [Member] | Loan from China Guangfa Bank, Due December 15, 2018, at 4.75% per annum [Member]
Debt Instrument [Line Items]
Total	[3]	$ 0	8,539,683
Maturity date		Dec. 15, 2018
Stated rate		4.75%
Loan from China Guangfa Bank [Member] | Loan from China Guangfa Bank, Due October 20, 2019, at 6.4125% per annum [Member]
Debt Instrument [Line Items]
Total	[4]	$ 13,058,066	14,691,929
Maturity date		Oct. 20, 2019
Stated rate		6.4125%
Loan from Bank of China [Member]
Debt Instrument [Line Items]
Total		$ 45,340,507	45,912,276
Loan from Bank of China [Member] | Loan from Bank of China, Due March 27, 2018, at 5.23% per annum [Member]
Debt Instrument [Line Items]
Total	[3]	$ 0	22,956,138
Maturity date		Mar. 27, 2018
Stated rate		5.23%
Loan from Bank of China [Member] | Loan from Bank of China, Due July 6, 2020, at 5.46% per annum [Member]
Debt Instrument [Line Items]
Total	[3]	$ 0	22,956,138
Maturity date		Jul. 06, 2020
Stated rate		5.46%
Loan from Bank of China [Member] | Loan from Bank of China, Due March 30, 2020, at 6.65% per annum [Member]
Debt Instrument [Line Items]
Total	[1]	$ 45,340,507	0
Maturity date		Mar. 30, 2020
Stated rate		6.65%
Loan from Bank of Bohai [Member] | Loan from Bank of Bohai, Due March 14, 2019 at 5.415% per annum [Member]
Debt Instrument [Line Items]
Total	[5]	$ 30,982,680	39,025,435
Maturity date		Mar. 14, 2019
Stated rate		5.415%
Loan from Bank of Beijing [Member] | Loan from Bank of Beijing, Due February 14, 2020 at 4.75% per annum [Member]
Debt Instrument [Line Items]
Total	[1]	$ 48,759,181	49,374,063
Maturity date		Feb. 14, 2020
Stated rate		4.75%
Loan from The Bank of East Asia [Member]
Debt Instrument [Line Items]
Total		$ 51,595,654	64,845,655
Restricted cash		38,237,161	38,719,354
Loan from The Bank of East Asia [Member] | Loan from The Bank of East Asia, Due April 26, 2018, at 1.25% plus 3 month LIBOR [Member]
Debt Instrument [Line Items]
Total	[3]	$ 0	13,250,000
Maturity date		Apr. 26, 2018
Stated rate		1.25%
Loan from The Bank of East Asia [Member] | Loan from The Bank of East Asia, Due June 1, 2018, at 1.25% plus 3 month LIBOR [Member]
Debt Instrument [Line Items]
Total	[6]	$ 0	9,675,655
Maturity date		Jun. 01, 2018
Stated rate		1.25%
Restricted cash		$ 10,775,927	10,911,818
Loan from The Bank of East Asia [Member] | Loan from The Bank of East Asia, Due June 1, 2019, at 1.25 plus 3 month LIBOR [Member]
Debt Instrument [Line Items]
Total	[6],[7]	$ 9,675,654	0
Maturity date		Jun. 01, 2019
Stated rate		1.25%
Loan from The Bank of East Asia [Member] | Loan from The Bank of East Asia, Due June 5, 2018, at 1.25% plus 3 month LIBOR [Member]
Debt Instrument [Line Items]
Total	[6]	$ 0	10,000,000
Maturity date		Jun. 01, 2019
Stated rate		1.25%
Restricted cash		$ 11,138,651	11,279,116
Loan from The Bank of East Asia [Member] | Loan from The Bank of East Asia, Due June 5, 2019, at 1.25% plus 3 month LIBOR [Member]
Debt Instrument [Line Items]
Total	[6],[7]	$ 10,000,000	0
Maturity date		Jun. 05, 2019
Stated rate		1.25%
Loan from The Bank of East Asia [Member] | Loan from The Bank of East Asia, Due August 15, 2018, at 1.25% plus 3 month LIBOR [Member]
Debt Instrument [Line Items]
Total	[7]	$ 20,000,000	20,000,000
Maturity date		Aug. 15, 2018
Stated rate		1.25%
Restricted cash		$ 22,277,303	22,558,232
Loan from The Bank of East Asia [Member] | Loan from The Bank of East Asia, Due August 30, 2018, at 1.10% plus 3 month LIBOR [Member]
Debt Instrument [Line Items]
Total	[7]	$ 9,700,000	9,700,000
Maturity date		Aug. 30, 2018
Stated rate		1.10%
Restricted cash		$ 10,803,132	10,939,365
Loan from The Bank of East Asia [Member] | Loan from The Bank of East Asia, Due September 19, 2018, at 1.10% plus 3 month LIBOR [Member]
Debt Instrument [Line Items]
Total	[7]	$ 2,220,000	2,220,000
Maturity date		Sep. 19, 2018
Stated rate		1.10%
Restricted cash		$ 2,472,569	2,503,750
Loan from Ping An Bank Co., Ltd. [Member] | Loan from Ping An Bank Co., Ltd. Due May 31, 2021, at 6.8875% per annum [Member]
Debt Instrument [Line Items]
Total	[1]	$ 90,681,014	0
Maturity date		May 31, 2021
Stated rate		6.8875%
Loan from China Construction Bank [Member]
Debt Instrument [Line Items]
Total		$ 112,595,593	0
Restricted cash		19,647,553	0
Loan from China Construction Bank [Member] | Loan from China Construction Bank, Due April 4, 2019, at 6.175% per annum [Member]
Debt Instrument [Line Items]
Total	[1]	$ 35,516,731	0
Maturity date		Apr. 04, 2019
Stated rate		6.175%
Loan from China Construction Bank [Member] | Loan from China Construction Bank, Due July 2, 2021, at 6.65% per annum [Member]
Debt Instrument [Line Items]
Total	[8]	$ 58,942,659	0
Maturity date		Jul. 02, 2021
Stated rate		6.65%
Loan from China Construction Bank [Member] | Loan From China Construction Bank Due August 31, 2021, At 7.9% Per annum [Member]
Debt Instrument [Line Items]
Total		$ 18,136,203	0
Maturity date		Aug. 31, 2021
Stated rate		7.90%
Loan from Bank of Minsheng Xi'an Branch [Member] | Shannxi Zhongmao [Member]
Debt Instrument [Line Items]
Less: current portion of long-term bank loans		$ (2,115,890)
Loan from Bank of Minsheng Xi'an Branch [Member] | Loan from Bank of Minsheng Xi'an Branch, Due June 14, 2031, at 8.50% per annum [Member]
Debt Instrument [Line Items]
Total	[9]	$ 66,197,141	$ 0
Maturity date		Jun. 14, 2031
Stated rate		8.50%
Zhengzhou Kangshengboda [Member]
Debt Instrument [Line Items]
Equity Method Investment, Ownership Percentage		100.00%

[1]	Pursuant to the loan contracts, if the Group achieves an agreed upon sales target from the sales of the underlying real estate properties under development, the Group has an obligation to repay the loan before the maturity date. Therefore, the respective current portions of these loans have been classified as current liabilities as of June 30, 2018.
[2]	Pursuant to the agreement with ICBC, the debt is secured by US$75,567,512 restricted cash (December 31, 2017: nil).
[3]	These loans were paid in full as of June 30, 2018.
[4]	Pursuant to the agreements with China Guangfa Bank this long-term bank loan is secured by the Group’s 100% equity interest of Zhengzhou Kangshengboda Real EstateCo., Ltd. According to the repayment schedule, US$4,352,689 will be due within the next 12 months and has been classified as current liabilities as of June 30, 2018.
[5]	Pursuant to the agreement with Bank of Bohai, the debt is secured by US$1,349,636 restricted cash (December 31, 2017: US$1,366,655) and partially repaid in 2018.
[6]	The loan contract with the Bank of East Asia was amended to extend the maturity date of the loan. The Company accounted for the amendments, which did not result in a debt extinguishment pursuant to ASC 470-50, Debt – Modifications and Exchanges.
[7]	Pursuant to the loan contract with The Bank of East Asia, these five loans from The Bank of East Asia, amounting to US$9.7 million, US$10.0 million, US$20.0 million, US$9.7 million and US$2.2 million respectively, are denominated in US$ and are secured by restricted cash of US$10,775,927 (December31, 2017:US$10,911,818), US$11,138,651 (December31, 2017: US$11,279,116), US$22,277,303 (December 31, 2017: US$22,558,232), US$10,803,132 (December 31, 2017: US$10,939,365), and US$2,472,569 (December 31, 2017: US$2,503,750), respectively.
[8]	Pursuant to the agreement with China Construction Bank, the debt is secured by US$ 19,647,553 restricted cash (December 31, 2017:Nil).
[9]	Pursuant to the agreement with Bank of Minsheng Xi'an Branch this long-term bank loan is secured by the Group’s 65.98% equity interest of Shannxi Zhongmao. According to the repayment schedule, US$2,115,890 will be due within the next 12 months and has been classified as current liabilities as of June 30, 2018.